Stock-Based Compensation - Summary of Restricted Common Stock Activity (Details) - Restricted Common Stock - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Number of Shares
Number of Shares, Unvested at January 1, 2024	3,254,863	2,239,106
Number of Shares, Granted	245,000	2,279,994
Number of Shares, Forfeited	(1,126,973)	(342,732)
Number of Shares, Vested	(1,252,791)	(921,505)
Number of Shares, Unvested at September 30, 2024	1,120,099	3,254,863
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Unvested at January 1, 2024	$ 8.73	$ 13.75
Weighted Average Grant Date Fair Value, Granted	0.77	6.02
Weighted Average Grant Date Fair Value, Forfeited	8.34	11.46
Weighted Average Grant Date Fair Value, Vested	8.65	13.24
Weighted Average Grant Date Fair Value, Unvested at September 30, 2024	$ 7.45	$ 8.73